STOCKHOLDERS' EQUITY (Details) - Schedule of Outstanding Warrants - $ / shares	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Jan. 01, 2015	Sep. 13, 2013	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012
STOCKHOLDERS' EQUITY (Details) - Schedule of Outstanding Warrants [Line Items]
		$ 5.00	$ 5.00	$ 2.50			$ 5.00
		220,913	220,913	220,913	220,913	441,826
Warrants Exercise Price $0.10 [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of Outstanding Warrants [Line Items]
$ 5.00
220,913
August 2016